SHAREHOLDERS' EQUITY (Schedule of Option Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	27.47%	27.50%	27.80%
Expected volatility, maximum	28.08%	30.00%	34.80%
Weighted average volatility	27.72%	28.80%	29.40%
Risk free interest rate, minimum	0.80%	0.40%	0.40%
Risk free interest rate, maximum	1.20%	0.90%	0.50%
Expected dividend			0.00%
Expected term (in years)	3 years 4 months 24 days		3 years 3 months 18 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend	0.00%	0.00%
Expected term (in years)		3 years 3 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend	1.61%	1.70%
Expected term (in years)		3 years 4 months 24 days